Disposition and Discontinued Operations (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2010 CNY	Dec. 31, 2010 CNY	Jul. 13, 2010 P3a [Member] USD ($)	Jul. 13, 2010 P3a [Member] CNY
Revenue from discontinued operations			$ 17,012	112,277
Pretax income (loss)			(29,162)	(192,468)
Income (loss) from discontinued operations	20,300	20,300	$ (199)	(1,314)